ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †

(Cost and value in $000s)	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 16.5%
Diversified Consumer Services 0.6%
Laureate (1)	1,500,000	88,455
		88,455
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Class B (1)(2)	1,000,000	57,400
Gaylord Entertainment (1)	900,000	47,583
International Game Technology	4,000,000	161,520
Panera Bread, Class A (1)	500,000	29,530
PF Chang's China Bistro (1)	1,200,000	50,256
Pinnacle Entertainment (1)	1,800,000	52,326
The Cheesecake Factory (1)	2,590,000	69,024
Tim Hortons	2,400,000	73,008
Wynn Resorts	700,000	66,402
		607,049
Household Durables 1.2%
Garmin	600,000	32,490
Harman International	1,700,000	163,336
		195,826
Internet & Catalog Retail 1.2%
Amazon.com (1)	4,750,000	189,003
		189,003
Media 4.7%
Catalina Marketing (2)	3,400,000	107,372
Clear Channel Outdoor, Class A (1)(2)	3,000,000	78,930
Discovery Holding, Series A (1)	5,750,000	109,997
DreamWorks Animation, Class A (1)	2,100,000	64,218
EchoStar Communications, Class A (1)	990,000	42,996
Lamar Advertising	3,600,000	226,692
XM Satellite Radio Holdings, Class A (1)	8,000,000	103,360
		733,565
Specialty Retail 4.9%
Advance Auto Parts	2,750,000	106,012
Bed Bath & Beyond (1)	3,000,000	120,510
Best Buy	1,750,000	85,260
CarMax (1)	4,000,000	98,160
O'Reilly Automotive (1)	3,500,000	115,850
PETsMART	5,250,000	173,040
Williams-Sonoma	1,900,000	67,374
		766,206
Total Consumer Discretionary		2,580,104
CONSUMER STAPLES 1.0%
Beverages 0.3%
Cott (1)(2)	3,840,000	51,379
		51,379
Food & Staples Retailing 0.7%
Shoppers Drug Mart (CAD)	1,750,000	77,641
Whole Foods Market	750,000	33,638
		111,279
Total Consumer Staples		162,658
ENERGY 10.0%
Energy Equipment & Services 4.6%
BJ Services	6,250,000	174,375
Cameron International (1)	1,900,000	119,301
FMC Technologies (1)	2,100,000	146,496
Smith International	4,500,000	216,225
TETRA Technologies (1)	2,750,000	67,952
		724,349
Oil, Gas & Consumable Fuels 5.4%
CNX Gas (1)	2,500,000	70,825
CONSOL Energy	4,600,000	179,998
EOG Resources	3,000,000	214,020
Foundation Coal Holdings	1,500,000	51,510
Murphy Oil	2,000,000	106,800
XTO Energy	4,000,000	219,240
		842,393
Total Energy		1,566,742
FINANCIALS 5.0%
Capital Markets 2.5%
E*TRADE Financial (1)	5,000,000	106,100
Eaton Vance	3,750,000	133,650
Legg Mason	450,000	42,394
Nuveen Investments	2,250,000	106,425
		388,569
Commercial Banks 0.2%
SVB Financial Group (1)	580,000	28,182
		28,182
Diversified Financial Services 0.5%
IntercontinentalExchange (1)	650,000	79,437
		79,437
Insurance 1.8%
Assurant	2,000,000	107,260
Axis Capital Holdings	3,250,000	110,045
Principal Financial Group	1,200,000	71,844
		289,149
Total Financials		785,337
HEALTH CARE 16.7%
Biotechnology 5.4%
Alkermes (1)	3,700,000	57,128
Amylin Pharmaceuticals (1)	1,500,000	56,040
Cephalon (1)	3,000,400	213,658
Gilead Sciences (1)	750,000	57,375
Human Genome Sciences (1)	3,250,000	34,515
Medarex (1)	1,800,000	23,292
MedImmune (1)	6,000,000	218,340
OSI Pharmaceuticals (1)	1,200,000	39,600
PDL Biopharma (1)	2,160,000	46,872
Theravance (1)	1,500,000	44,250
Vertex Pharmaceuticals (1)	1,750,000	49,070
		840,140
Health Care Equipment & Supplies 2.3%
C R Bard	1,000,000	79,510
Edwards Lifesciences (1)(2)	3,000,000	152,100
Gen-Probe (1)	1,500,000	70,620
ResMed (1)	1,000,000	50,370
St. Jude Medical (1)	357,500	13,446
		366,046
Health Care Providers & Services 5.0%
Community Health System (1)	2,800,000	98,700
Coventry Health Care (1)	1,000,000	56,050
DaVita (1)	900,000	47,988
Express Scripts (1)	750,000	60,540
Health Management	4,000,000	43,480
Health Net (1)	1,950,000	104,930
Humana (1)	500,000	29,010
Manor Care (2)	3,850,000	209,286
Omnicare	3,250,000	129,252
		779,236
Life Sciences Tools & Services 0.8%
Illumina (1)	1,500,000	43,950
Qiagen NV (1)	1,500,000	25,770
Thermo Fisher Scientific (1)	1,000,000	46,750
		116,470
Pharmaceuticals 3.2%
Barr Pharmaceuticals (1)	2,750,000	127,463
Elan, ADR (1)	7,670,000	101,934
Medicis Pharmaceutical, Class A	1,500,000	46,230
Mylan Laboratories	2,500,000	52,850
Sepracor (1)	2,000,000	93,260
Valeant Pharmaceuticals	4,500,000	77,805
		499,542
Total Health Care		2,601,434
INDUSTRIALS & BUSINESS SERVICES 14.6%
Aerospace & Defense 2.4%
Alliant Techsystems (1)	1,500,000	131,880
Rockwell Collins	3,700,000	247,641
		379,521
Air Freight & Logistics 0.6%
UTi Worldwide	4,000,000	98,320
		98,320
Airlines 0.9%
Southwest Airlines	9,750,000	143,325
		143,325
Building Products 0.8%
American Standard	2,400,000	127,248
		127,248
Commercial Services & Supplies 3.1%
ChoicePoint (1)	2,750,000	102,932
IHS (1)	1,250,000	51,388
Manpower	2,750,000	202,867
Resources Global Professionals (1)	850,000	27,192
Robert Half International	1,800,000	66,618
Saic (1)	1,700,000	29,444
		480,441
Construction & Engineering 0.2%
Quanta Services (1)	1,100,000	27,742
		27,742
Electrical Equipment 1.3%
AMETEK (2)	5,750,000	198,605
		198,605
Industrial Conglomerates 1.8%
Roper Industries (2)	5,200,000	285,376
		285,376
Machinery 2.2%
Danaher	1,000,000	71,450
ITT	1,900,000	114,608
Oshkosh Truck	2,800,000	148,400
		334,458
Trading Companies & Distributors 1.3%
Fastenal	2,400,000	84,120
MSC Industrial Direct	500,000	23,340
United Rentals (1)	3,500,000	96,250
		203,710
Total Industrials & Business Services		2,278,746
INFORMATION TECHNOLOGY 25.6%
Communications Equipment 3.0%
ADTRAN	1,900,000	46,265
Ciena (1)	2,000,000	55,900
Comverse Technology (1)	2,000,000	42,700
Harris	3,000,000	152,850
Juniper Networks (1)	8,750,000	172,200
		469,915
Computers & Peripherals 0.9%
Avid Technology (1)(2)	2,250,000	78,480
Seagate Technology	2,500,000	58,250
		136,730
Electronic Equipment & Instruments 3.3%
Cogent (1)	3,250,000	43,713
Dolby Laboratories, Class A (1)	2,200,000	75,922
First Solar (1)	1,250,000	65,012
Flextronics (1)	6,000,000	65,640
FLIR Systems (1)(2)	3,500,000	124,845
Jabil Circuit	3,500,000	74,935
Sunpower (1)(2)	1,228,900	55,915
		505,982
Internet Software & Services 3.4%
aQuantive (1)	3,750,000	104,662
CNET Networks (1)(2)	8,750,000	76,213
Monster Worldwide (1)	3,500,000	165,795
VeriSign (1)	7,500,000	188,400
		535,070
IT Services 4.4%
CACI International, Class A (1)(2)	1,500,000	70,290
Checkfree (1)	3,000,000	111,270
DST Systems (1)	3,000,000	225,600
Global Payments	2,900,000	98,774
Iron Mountain (1)	4,500,000	117,585
Moneygram International	2,500,000	69,400
		692,919
Semiconductor & Semiconductor Equipment 6.1%
Altera (1)	4,500,000	89,955
Fairchild Semiconductor, Class A (1)	3,000,000	50,160
Intersil Holding, Class A	5,000,000	132,450
Marvell Technology Group (1)	8,000,000	134,480
Microchip Technology	3,100,000	110,143
ON Semiconductor (1)	7,750,000	69,130
PMC-Sierra (1)	10,000,000	70,100
Spansion, Class A (1)	2,750,000	33,523
Teradyne (1)	8,000,000	132,320
Xilinx	4,750,000	122,217
		944,478
Software 4.5%
Adobe Systems (1)	1,200,000	50,040
Amdocs (1)	4,250,000	155,040
Autodesk (1)	2,000,000	75,200
Intuit (1)	2,000,000	54,720
Jack Henry & Associates	3,100,000	74,555
McAfee (1)	2,250,000	65,430
NAVTEQ (1)	3,000,000	103,500
Red Hat (1)	4,100,000	94,013
Salesforce.com (1)	750,000	32,115
		704,613

Total Information Technology		3,989,707

MATERIALS 0.7%

Metals & Mining 0.7%
Agnico-Eagle Mines	1,200,000	42,504
Teck Cominco, Class B	1,000,000	69,600
Total Materials		112,104
TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 0.6%
Time Warner Telecom, Class A (1)	4,500,000	93,465
		93,465
Wireless Telecommunication Services 4.9%
American Tower Systems, Class A (1)	4,800,000	186,960
Crown Castle International (1)	6,250,000	200,813
Leap Wireless (1)	2,000,000	131,960
Rogers Communications, Class B	6,200,000	203,112
SBA Communications (1)	1,500,000	44,325
		767,170
Total Telecommunication Services		860,635

Total Common Stocks (Cost $10,425,695)		14,937,467
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Investment Fund, 5.26% (2)(3)	664,849,391	664,849
Total Short-Term Investments (Cost $664,849)		664,849

Total Investments in Securities
99.9% of Net Assets (Cost $11,090,544)		$15,602,316

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/07	12/31/06
AMETEK	-	-	$ 345	$ 198,605	$ 183,080
Avid Technology	-	-	-	78,480	83,835
CACI International	-	13,864	-	70,290	98,875
Catalina Marketing	-	-	-	107,372	93,500
Chipotle Mexican Grill	56,535	-	-	57,400	*
Clear Channel Outdoor	21,051	-	-	78,930	61,681
CNET Networks	2,085	-	-	76,213	77,265
Cott	-	-	-	51,379	54,951
Edwards Lifesciences	-	898	-	152,100	142,061
FLIR Systems	-	2,724	-	124,845	114,588
Manor Care	-	-	654	209,286	180,642
Roper Industries	-	-	338	285,376	261,248
Sunpower	1,186	-	-	55,915	44,604
T. Rowe Price
Government
Reserve
Investment Fund	¤	¤	7,896	664,849	498,253
Totals			$ 9,233	$ 2,211,040	$1,894,583

‡	Includes dividend income of $9,233,000
*	The issuer was not considered an affiliated company at December 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

T. Rowe Price Mid-Cap Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $11,090,544,000. Net unrealized gain aggregated $4,511,774,000 at period-end, of which $4,832,882,000 related to appreciated investments and $321,108,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended March 31, 2007, total realized gain/loss on all affiliated companies was ($1,210,000).

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007